Document And Entity Information	Mar. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2025
Entity Registrant Name	PROKIDNEY CORP.
Entity Central Index Key	0001850270
Entity Emerging Growth Company	true
Entity File Number	001-40560
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ